Annual Total Returns	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
MassMutual Premier Funds_Pro | MML Barings Inflation-Protected and Income Fund | Class R5
Prospectus [Line Items]
Annual Return [Percent]	5.82%	2.62%	5.51%	(13.42%)	6.34%	11.31%	8.12%	(1.35%)	3.29%	5.19%
MassMutual Premier Funds_Pro | MML Barings Core Bond Fund | Class R5
Prospectus [Line Items]
Annual Return [Percent]	8.01%	3.77%	6.63%	(15.31%)	0.64%	8.41%	9.60%	(0.48%)	4.61%	2.73%
MassMutual Premier Funds_Pro | MML Barings Diversified Bond Fund | Class R5
Prospectus [Line Items]
Annual Return [Percent]	8.92%	4.58%	6.23%	(16.70%)	2.06%	8.46%	10.62%	(1.07%)	4.98%	3.80%
MassMutual Premier Funds_Pro | MassMutual Small Cap Opportunities Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	8.21%	12.39%	17.41%	(16.19%)	15.04%	19.79%	25.55%	(10.95%)	13.73%	17.67%
MassMutual Premier Funds_Pro | MassMutual Global Fund | Class R5
Prospectus [Line Items]
Annual Return [Percent]	15.37%	15.76%	34.13%	(32.03%)	15.23%	27.72%	31.30%	(13.38%)	36.35%	0.06%
MassMutual Premier Stand Alone Funds_Pro | MML Barings Short-Duration Bond Fund | Class R5
Prospectus [Line Items]
Annual Return [Percent]	6.03%	7.74%	6.77%	(9.56%)	1.93%	2.28%	4.49%	1.68%	2.61%	2.87%
MassMutual Premier Stand Alone Funds_Pro | MML Barings High Yield Fund | Service Class
Prospectus [Line Items]
Annual Return [Percent]	8.57%	9.40%	12.97%	(11.20%)	7.30%	4.66%	13.32%	(2.98%)	7.47%	14.86%